Mineral property, plant and equipment	9 Months Ended
May 31, 2022
Mineral Property Plant And Equipment
Mineral property, plant and equipment

8.	Mineral property, plant and equipment

	Construction in progress	Processing plant and related infrastructure	Machinery and equipment	Other	Total
Cost
As at September 1, 2020	$-	$2,657	$1,220	$161	$4,038
Additions	-	622	437	-	1,059
Disposals	-	-	(703)	(79)	(782)
As at August 31, 2021	$-	$3,279	$954	$82	$4,315
Additions	5,262	2,519	376	39	8,196
Disposals	-	-	(55)	-	(55)
Transfer from E&E assets	40,563	-	-	-	40,563
As at May 31, 2022	$45,825	$5,798	$1,275	$121	$53,019
Accumulated depreciation
As at September 1, 2020	$-	$1,212	$1,015	$73	$2,300
Depreciation expense	-	128	144	14	286
Disposals	-	-	(686)	(67)	(753)
As at August 31, 2021	$-	$1,340	$473	$20	$1,833
Depreciation expense	-	121	160	13	294
Disposals	-	-	(29)	-	(29)
As at May 31, 2022	$-	$1,461	$604	$33	$2,098
Net book value	-
As at August 31, 2021	$-	$1,939	$481	$62	$2,482
As at May 31, 2022	$45,825	$4,337	$671	$88	$50,921

No depreciation or depletion has been recorded for the Construction in progress assets including transferred E&E assets as they are not ready for use as intended by management.